Tyco International Finance S.A. (Details 3) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 1,401	$ 892	$ 563		$ 844	$ 844
Accounts receivable, net	1,775	1,734
Inventories	627	625
Intercompany receivables	0	0
Prepaid expenses and other current assets	776	1,051
Deferred income taxes	62	304
Assets held for sale	12	180
Total Current Assets	4,653	4,786
Property, plant and equipment, net	1,189	1,262
Goodwill	4,236	4,122	4,158
Intangible assets, net	871	712
Investment in subsidiaries	0	0
Intercompany loans receivable	0	0
Other assets	1,372	927
Total Assets	12,321	11,809	12,176
Current Liabilities:
Loans payable and current maturities of long-term debt	987	20
Accounts payable	785	825
Accrued and other current liabilities	1,686	2,114
Deferred revenue	382	400
Intercompany payables	0	0
Liabilities held for sale	5	118
Total Current Liabilities	3,845	3,477
Long-term debt	2,159	1,443
Intercompany loans payable	0	0
Deferred revenue	303	335
Other liabilities	1,938	1,871
Total Liabilities	8,245	7,126
Redeemable noncontrolling interest	0	13
Tyco Shareholders' Equity:
Ordinary shares	4	208
Ordinary shares held in treasury	(3)	(2,515)
Other shareholders' equity	4,037	6,954
Total Tyco Shareholders' Equity	4,041	4,647
Nonredeemable noncontrolling interest	35	23
Total Equity	4,076	4,670	5,121	$ 5,010
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,321	11,809
Tyco International plc
Current Assets:
Cash and cash equivalents	0	0	0		0
Accounts receivable, net	0	0
Inventories	0	0
Intercompany receivables	15	18
Prepaid expenses and other current assets	0	7
Deferred income taxes	0	0
Assets held for sale	0	0
Total Current Assets	15	25
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	10,885	12,738
Intercompany loans receivable	0	0
Other assets	1	26
Total Assets	10,901	12,789
Current Liabilities:
Loans payable and current maturities of long-term debt	0	0
Accounts payable	1	1
Accrued and other current liabilities	88	191
Deferred revenue	0	0
Intercompany payables	3,616	3,517
Liabilities held for sale	0	0
Total Current Liabilities	3,705	3,709
Long-term debt	0	0
Intercompany loans payable	3,155	4,180
Deferred revenue	0	0
Other liabilities	0	253
Total Liabilities	6,860	8,142
Redeemable noncontrolling interest		0
Tyco Shareholders' Equity:
Ordinary shares	4	208
Ordinary shares held in treasury		0
Other shareholders' equity	4,037	4,439
Total Tyco Shareholders' Equity	4,041	4,647
Nonredeemable noncontrolling interest	0	0
Total Equity	4,041	4,647
Total Liabilities, Redeemable Noncontrolling Interest and Equity	10,901	12,789
Tyco Fire Security Finance SCA [Member]
Current Assets:
Investment in subsidiaries	11,148
Total Assets	11,148
Tyco Shareholders' Equity:
Other shareholders' equity	11,148
Total Tyco Shareholders' Equity	11,148
Total Equity	11,148
Total Liabilities, Redeemable Noncontrolling Interest and Equity	11,148
Tyco International Finance S.A.
Current Assets:
Cash and cash equivalents	0	0	0		0
Accounts receivable, net	0	0
Inventories	0	0
Intercompany receivables	332	245
Prepaid expenses and other current assets	63	62
Deferred income taxes	0	0
Assets held for sale	0	0
Total Current Assets	395	307
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	16,001	16,202
Intercompany loans receivable	2,942	3,693
Other assets	44	4
Total Assets	19,382	20,206
Current Liabilities:
Loans payable and current maturities of long-term debt	967	0
Accounts payable	0	0
Accrued and other current liabilities	61	23
Deferred revenue	0	0
Intercompany payables	2,892	4,593
Liabilities held for sale	0	0
Total Current Liabilities	3,920	4,616
Long-term debt	2,158	1,441
Intercompany loans payable	1,911	1,888
Deferred revenue	0	0
Other liabilities	245	0
Total Liabilities	8,234	7,945
Redeemable noncontrolling interest		0
Tyco Shareholders' Equity:
Ordinary shares	0	0
Ordinary shares held in treasury		0
Other shareholders' equity	11,148	12,261
Total Tyco Shareholders' Equity	11,148	12,261
Nonredeemable noncontrolling interest	0	0
Total Equity	11,148	12,261
Total Liabilities, Redeemable Noncontrolling Interest and Equity	19,382	20,206
Other Subsidiaries
Current Assets:
Cash and cash equivalents	1,401	892	563		844
Accounts receivable, net	1,775	1,734
Inventories	627	625
Intercompany receivables	6,508	8,102
Prepaid expenses and other current assets	713	982
Deferred income taxes	62	304
Assets held for sale	12	180
Total Current Assets	11,098	12,819
Property, plant and equipment, net	1,189	1,262
Goodwill	4,236	4,122
Intangible assets, net	871	712
Investment in subsidiaries	0	0
Intercompany loans receivable	5,066	5,346
Other assets	1,327	897
Total Assets	23,787	25,158
Current Liabilities:
Loans payable and current maturities of long-term debt	20	20
Accounts payable	784	824
Accrued and other current liabilities	1,537	1,900
Deferred revenue	382	400
Intercompany payables	347	255
Liabilities held for sale	5	118
Total Current Liabilities	3,075	3,517
Long-term debt	1	2
Intercompany loans payable	2,942	2,971
Deferred revenue	303	335
Other liabilities	1,693	1,618
Total Liabilities	8,014	8,443
Redeemable noncontrolling interest		13
Tyco Shareholders' Equity:
Ordinary shares	0	0
Ordinary shares held in treasury		(2,515)
Other shareholders' equity	15,738	19,194
Total Tyco Shareholders' Equity	15,738	16,679
Nonredeemable noncontrolling interest	35	23
Total Equity	15,773	16,702
Total Liabilities, Redeemable Noncontrolling Interest and Equity	23,787	25,158
Consolidating Adjustments
Current Assets:
Cash and cash equivalents	0	0	$ 0		$ 0
Accounts receivable, net	0	0
Inventories	0	0
Intercompany receivables	(6,855)	(8,365)
Prepaid expenses and other current assets	0	0
Deferred income taxes	0	0
Assets held for sale	0	0
Total Current Assets	(6,855)	(8,365)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(38,034)	(28,940)
Intercompany loans receivable	(8,008)	(9,039)
Other assets	0	0
Total Assets	(52,897)	(46,344)
Current Liabilities:
Loans payable and current maturities of long-term debt	0	0
Accounts payable	0	0
Accrued and other current liabilities	0	0
Deferred revenue	0	0
Intercompany payables	(6,855)	(8,365)
Liabilities held for sale	0	0
Total Current Liabilities	(6,855)	(8,365)
Long-term debt	0	0
Intercompany loans payable	(8,008)	(9,039)
Deferred revenue	0	0
Other liabilities	0	0
Total Liabilities	(14,863)	(17,404)
Redeemable noncontrolling interest		0
Tyco Shareholders' Equity:
Ordinary shares	0	0
Ordinary shares held in treasury		0
Other shareholders' equity	(38,034)	(28,940)
Total Tyco Shareholders' Equity	(38,034)	(28,940)
Nonredeemable noncontrolling interest	0	0
Total Equity	(38,034)	(28,940)
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ (52,897)	$ (46,344)